TRANSACTIONS WITH RELATED PARTIES (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 87,258	S/ 78,671	S/ 78,809
Director's fees [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	5,665	5,318	5,510
Remunerations [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	48,164	41,211	43,177
Stock Awards [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 33,429	S/ 32,142	S/ 30,122